Sage Ranch	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Sage Ranch [Text Block]

6 Sage Ranch

	December 31, 2023	December 31, 2022
Opening balance	$5,456,419	$1,851,487
Land appraisal & related fees	1,638,531	1,503,239
Captiva Joint Venture Settlement	3,811,504	-
Accretion	185,587	-
Water rights	1,376,556	1,975,455
Unrealized foreign exchange	(135,427)	126,238
	$12,333,170	$5,456,419

On September 27, 2011, the Company acquired property in Tehachapi, California (the "Sage Ranch Project" or "Tehachapi Property") with the intent to develop a residential subdivision. The Company applies the cost model for its investment property and has recorded $nil depreciation as the project is still under development.

On October 6, 2018, the Company entered into an agreement to sell a 50% undivided interest in the Sage Ranch Project to Captiva, which represents a non-arm's length transaction. The Company received 10,687,500 common shares of Captiva which had a fair value of $1,068,750 and $112,500 in cash for total consideration of $1,181,250 ("Sale Agreement").

On August 10, 2020, the Company entered into an option and joint venture agreement (the "Option and Joint Venture Agreement") with Captiva amending the terms of the Sale Agreement.

Pursuant to the terms of the Option and Joint Venture Agreement, Captiva's 50% interest in the Sage Ranch Project was converted into an option to earn (the "Option") a 50% net profits interest in the Tehachapi Property by:

1. Captiva paying the Company a cash payment of $112,500 (the "Cash Payment") (Captiva satisfied this payment in 2018 under the terms of the Sale Agreement);

2. Captiva issuing the Company common shares (the "Share Payment") (Captiva satisfied this payment in 2018 through the issuance of 10,687,500 common shares under the terms of the Sale Agreement); and

3. Captiva funding the applicable permitting and development costs for the Sage Ranch Project (Captiva was in default on such funding obligations).

Captiva had until the earlier of: (i) August 20, 2025 and (ii) the date the Company receives final approval from the City of Tehachapi (and other required regulatory approval) to build houses on the Tehachapi Property, to exercise the Option.

If Captiva made the payments summarized above by the required time, Captiva would have exercised the Option and automatically acquired a 50% net profits interest in and to the Sage Ranch Project. If Captiva exercised the Option, then Captiva and the Company would have immediately entered into a joint venture (the "Joint Venture") pursuant to the terms of the Option and Joint Venture Agreement. Pursuant to the terms of the Joint Venture, the Company and the Captiva were required to evenly split all net profits derived from the Sage Ranch Project.

On June 22, 2023 and amended on August 21, 2023, the Company entered into an agreement with Captiva whereby the Company will pay Captiva $5,591,588 in 48 equal monthly installments of $116,491 starting on August 22, 2024, with the last payment on June 1, 2028. Amounts payable to Captiva under the agreement relate to the reimbursement of costs incurred by Captiva under the Option. Subsequent to the amount being repaid, Captiva will no longer have any further net profits interest in and to the Sage Ranch Project. The present value of $3,811,504 of these future payments was discounted at a rate of 13.43% and $185,587 of accretion has been accrued to the project during the year ended December 31, 2023 (Note 12).

On November 13, 2023, the Sage Ranch Project received Planning Commission approval for the Sage Ranch Precise Development Plan ("PDP").

During the year ended December 31, 2023, the Company entered into an option agreement to purchase up to 115 acre-feet of water rights at USD $29,260 per acre-feet and as part of the agreement paid a $1,376,556 non-refundable deposit. During the year ended December 31, 2023, the Company has not purchased any water rights under this option agreements. During the year ended December 31, 2022, the Company acquired water rights for the Sage Ranch Project by way of a debt settlement agreement. The debt of US$1,000,000 was settled in exchange of 925,926 units of the Company with an estimated fair value of $1,975,455.  Each unit consists of one common share plus one whole share purchase warrant.  Each warrant is exercisable to acquire one common share at an exercise price of $1.46 until December 13, 2025 (Note 13).

The fair value of the development project as a whole is not possible to reliably estimate as of yet, given we have not yet received all necessary permits or begun construction.